Patents and software - Table (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 2,400	€ 1,910
Ending balance	2,673	2,400
GROSS AMOUNT
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,962	2,329
Addition	450	633
Disposal	0	0
Ending balance	3,412	2,962
AMORTIZATION/DEPRECIATION
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(562)	(419)
Increase	(177)	(143)
Decrease	0	0
Ending balance	(739)	(562)
Patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,383	1,887
Ending balance	2,665	2,383
Patents | GROSS AMOUNT
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,930	2,300
Addition	450	630
Disposal	0	0
Ending balance	3,380	2,930
Patents | AMORTIZATION/DEPRECIATION
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(547)	(413)
Increase	(168)	(134)
Decrease	0	0
Ending balance	(715)	(547)
Software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	17	23
Ending balance	8	17
Software | GROSS AMOUNT
Disclosure of detailed information about intangible assets [line items]
Beginning balance	32	29
Addition		3
Disposal	0	0
Ending balance	32	32
Software | AMORTIZATION/DEPRECIATION
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(15)	(6)
Increase	(9)	(9)
Decrease	0	0
Ending balance	€ (24)	€ (15)